Document and Entity Information	Jun. 10, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 10, 2024
Entity Registrant Name	BARNES & NOBLE EDUCATION, INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-37499
Entity Tax Identification Number	46-0599018
Entity Address Address Line 1	120 Mountainview Blvd.
Entity Address City Or Town	Basking Ridge
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07920
City Area Code	908
Local Phone Number	991-2665
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	BNED
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--04-27
Amendment Flag	false
Entity Central Index Key	0001634117